Tidal Trust II
234 West Florida Street, Suite 203
Milwaukee, WI 53204

December 19, 2024

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Tidal Trust II (the “Trust”)
File Nos. 333-264478, 811-23793

To the Commission:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust to add the following two new series, Defiance Leveraged Long MSTR ETF and Defiance Leveraged Long + Income MSTR ETF, is Post-Effective Amendment No. 294 and Amendment No. 297 to the Trust’s Registration Statement on Form N-1A .

If you have any questions or require further information, please contact Michael Pellegrino at (262) 318-8442 or mpellegrino@tidalfg.com.

Sincerely,

/s/ Michael Pellegrino

Michael Pellegrino
General Counsel
Tidal Investments LLC